RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Mar. 31, 2016
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

20.RELATED PARTY BALANCES AND TRANSACTIONS

	As of March 31,
	2015	2016
Amount due from a related party	$—	$4,653

Amount due from a related party represents non-interest bearing loans provided by the Group in February 2016 to two companies owned by the non-controlling shareholder of one of the Group's subsidiaries, totaling $4,653.